RELATED PARTY TRANSACTIONS - Office space from related party (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
RELATED PARTY TRANSACTIONS
Rent expense related to office leases	$ 40,000	$ 75,000	$ 316,000
Related party | WDZG Consulting | TRX ZJ
RELATED PARTY TRANSACTIONS
Ownership interest held			100.00%
Related party | Office Space from Related Party | WDZG Consulting
RELATED PARTY TRANSACTIONS
Rent expense related to office leases			$ 4,000